BETTER 10K - OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
Other Liabilities	Other liabilities consisted of the following:As of December 31,(Amounts in thousands)20222021Deferred Revenue30,205 50,010 Loan Repurchase Reserve26,745 17,540 Other Liabilities2,982 8,608 Total other liabilities$59,933 $76,158